Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,202,000
Previously Paid Amount	0.00
Total Fee Amount	1,408.83
Total Offset Amount	0.00
Net Fee	1,408.83
Narrative - Max Aggregate Offering Price	$ 9,202,000
Final Prospectus	true